Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line items]
Summary of Depreciation Calculated on Straight-Line Basis Over Estimated Useful Lives of Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

•	Leasehold improvements ten years

•	Office equipment five years

•	IT equipment three years

Property, plant and equipment subject to operating leases [member]
Statement [line items]
Summary of Depreciation Method For Property Plant And Equipment And Useful Life
•	Right-of-use asset (building) six to nine years

•	Right-of-use asset (equipment) one to two years